November 2, 1995



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

Re:  IDS Life Managed Fund, Inc. - Symphony
     File No. 2-96367/811-4252

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statment or Amendment has been filed electronically.

Sincerely,

IDS LIFE MANAGED FUND, INC. - SYMPHONY



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/KB/rdh